Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 122,000
Previously Paid Amount	0.00
Total Fee Amount	16.85
Total Offset Amount	0.00
Net Fee	16.85
Narrative - Max Aggregate Offering Price	$ 122,000
Final Prospectus	true